Financial Instruments and Risk Management (Details 2) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Obligations under capital leases (including interest)	4,626	4,788
1 to 3 Years [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accounts payable and accrued liabilities	0
Obligations under capital leases (including interest)	2,334
Senior secured notes	168,053
Liabilities	170,387
Less Than 1 Year [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accounts payable and accrued liabilities	26,226
Obligations under capital leases (including interest)	1,612
Senior secured notes	15,238
Liabilities	43,076
Contractual Cash Flow [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accounts payable and accrued liabilities	26,226
Obligations under capital leases (including interest)	6,946
Senior secured notes	183,291
Liabilities	216,463
Carrying Amount [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accounts payable and accrued liabilities	26,226
Obligations under capital leases (including interest)	4,626
Senior secured notes	127,182
Liabilities	158,034